Offerings - Offering: 1	Jan. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, par value of $0.01 per share
Amount Registered | shares	19,976,028
Proposed Maximum Offering Price per Unit	12.5150
Maximum Aggregate Offering Price	$ 250,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 34,525.00
Offering Note	Estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) of the Securities Act of 1933, as amended, the proposed maximum offering price per share and proposed maximum aggregate offering price are based upon the average of the high and low prices of the Company's common shares as reported on The Nasdaq Stock Market LLC on January 21, 2026, which date is within five business days prior to the filing of this Registration Statement.

The Amount Registered includes offering price of additional common shares that the underwriters have the option to purchase.